Capitalized Development Cost and Other Long-Term Assets (Details) - Schedule of Capitalized Cost and Other Long-Term Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Capitalized Cost and Other Long-Term Assets [Abstract]
Capitalized development cost and other long-term assets	$ 9,308	$ 7,266	$ 3,286
Other receivables		1,272	2,045
Total	$ 9,308	$ 8,538	$ 5,331